Note 1 - Nature of Business and Summary of Significant Accounting Policies: Advertising and Promotion (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Advertising and Promotion

Advertising and Promotion

All costs associated with advertising and promoting products are expensed as incurred. We had no advertising expenses during the nine months ended September 30, 2016 and 2015.

Advertising and Promotion All costs associated with advertising and promoting products are expensed as incurred. We had no advertising expenses during the years ended December 31, 2015 and 2014.